Basis of Preparation - Reconciliation of Operating Lease Commitments Disclosed at 31 March 2019 to Lease Liabilities Recognised at 1 April 2019 (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at 31 March 2019			£ 6,619
Additional lease liabilities recognised as a result of IFRS 16	£ 6,560	£ 6,269
Existing finance leases		206	£ 206	£ 223
Lease liabilities	£ 6,560	6,269
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Arrangements not considered to be a lease under IAS 17 & IFRIC 4		74
Adjustments as a result of different treatment of extension & termination options		437
Short-term & low value leases recognised as an expense on a straight-line basis		(8)
Effect of discounting under the group's incremental borrowing rate		(901)
Other		(158)
Additional lease liabilities recognised as a result of IFRS 16		6,063
Lease liabilities		£ 6,063